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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: AGIC International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2011

Date of Reporting Period: November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC International & Premium Strategy Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Value*

COMMON STOCK—98.4%
	Australia—8.9%
	Biotechnology—3.1%
123,948	CSL Ltd.	$4,143,606

	Commercial Banks—1.7%
47,574	Commonwealth Bank of Australia	2,197,997

	Commercial Services & Supplies—0.6%
189,217	Downer EDI Ltd.	847,610

	Food & Staples Retailing—0.7%
33,495	Woolworths Ltd.	860,641

	Metals & Mining—2.8%
55,687	BHP Billiton Ltd.	2,290,770
18,601	Newcrest Mining Ltd.	704,535
9,801	Rio Tinto Ltd.	769,972

		3,765,277

	Belgium—1.0%
	Chemicals—0.7%
25,259	Tessenderlo Chemie NV	840,609

	Oil, Gas & Consumable Fuels—0.3%
27,391	Euronav NV	433,589

	China—0.3%
	Personal Products—0.3%
465,000	Ruinian International Ltd.	349,333

	Denmark—0.7%
	Construction & Engineering—0.6%
9,950	FLSmidth & Co. A/S	819,675

	Electrical Equipment—0.1%
4,800	Vestas Wind Systems A/S (b)	137,220

	Finland—1.6%
	Auto Components—0.3%
13,200	Nokian Renkaat Oyj	426,345

	Communications Equipment—1.3%
178,126	Nokia Oyj	1,651,935

	France—6.1%
	Automobiles—0.4%
14,943	Peugeot S.A. (b)	556,961

	Commercial Banks—1.2%
27,495	BNP Paribas	1,630,953

	Diversified Telecommunication Services—1.8%
118,394	France Telecom S.A.	2,407,851

AGIC International & Premium Strategy Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Value*

	Electric Utilities—0.3%
9,219	Electricite de France S.A.	$384,943

	Electrical Equipment—0.6%
19,616	Alstom S.A.	809,256

	Media—0.4%
21,394	Vivendi S.A.	522,405

	Oil, Gas & Consumable Fuels—1.4%
36,497	Total S.A.	1,776,631

	Germany—6.3%
	Automobiles—1.0%
21,187	Daimler AG (b)	1,372,147

	Chemicals—1.7%
34,176	K&S AG	2,282,019

	Diversified Financial Services—0.7%
15,459	Deutsche Boerse AG	936,569

	Electric Utilities—0.9%
38,991	E.ON AG	1,119,374

	Multi-Utilities—0.8%
16,213	RWE AG	1,010,047

	Pharmaceuticals—0.9%
17,065	Bayer AG	1,239,759

	Semiconductors & Semiconductor Equipment—0.3%
11,500	Aixtron AG	349,196

	Greece—0.2%
	Commercial Banks—0.2%
29,019	National Bank of Greece S.A. (b)	242,204

	Hong Kong—3.8%
	Airlines—0.9%
425,000	Cathay Pacific Airways Ltd.	1,234,304

	Diversified Financial Services—0.5%
734,000	First Pacific Co., Ltd.	636,042

	Real Estate Management & Development—2.4%
204,000	Hang Lung Group Ltd.	1,307,726
159,500	Kerry Properties Ltd.	798,459
592,000	New World Development Ltd.	1,165,161

		3,271,346

AGIC International & Premium Strategy Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Value*

	Ireland—0.0%
	Insurance—0.0%
48,618	Irish Life & Permanent Group Holdings PLC (b)	$63,405

	Italy—2.0%
	Electric Utilities—1.0%
271,908	Enel SpA	1,281,082

	Oil, Gas & Consumable Fuels—1.0%
66,956	Eni SpA	1,351,107

	Japan—18.0%
	Auto Components—0.4%
29,200	Tokai Rika Co., Ltd.	526,792

	Automobiles—1.4%
48,300	Toyota Motor Corp.	1,870,458

	Beverages—0.3%
34,000	Kirin Holdings Co., Ltd.	472,244

	Building Products—0.8%
29,500	Daikin Industries Ltd.	1,054,817

	Commercial Banks—0.4%
81,900	Resona Holdings, Inc.	499,358

	Construction & Engineering—0.5%
73,000	Kinden Corp.	626,602

	Consumer Finance—0.2%
46,500	Promise Co., Ltd.	261,133

	Diversified Telecommunication Services—1.7%
48,700	Nippon Telegraph & Telephone Corp.	2,205,642

	Electronic Equipment, Instruments & Components—0.4%
27,500	Mitsumi Electric Co., Ltd.	497,237

	Leisure Equipment & Products—2.3%
50,200	Heiwa Corp.	705,179
23,000	Nikon Corp.	449,767
36,200	Sankyo Co., Ltd.	1,913,237

		3,068,183

	Machinery—1.7%
301,000	Hino Motors Ltd.	1,477,541
36,500	Shima Seiki Manufacturing Ltd.	797,256

		2,274,797

	Marine—2.6%
133,000	Kawasaki Kisen Kaisha Ltd.	554,529

AGIC International & Premium Strategy Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Value*

	Marine (continued)
147,000	Mitsui OSK Lines Ltd.	$1,008,289
450,000	Nippon Yusen KK	1,958,899

		3,521,717

	Multiline Retail—0.3%
88,500	Daiei, Inc. (b)	340,679

	Pharmaceuticals—0.6%
11,200	Astellas Pharma, Inc.	400,620
19,700	Daiichi Sankyo Co., Ltd.	425,618

		826,238

	Road & Rail—0.4%
8,600	East Japan Railway Co.	512,967

	Software—0.3%
1,300	Nintendo Co., Ltd.	352,132

	Tobacco—0.2%
81	Japan Tobacco, Inc.	275,137

	Trading Companies & Distributors—2.6%
545,900	Sojitz Corp.	1,052,879
184,300	Sumitomo Corp.	2,396,811

		3,449,690

	Wireless Telecommunication Services—0.9%
140	KDDI Corp.	798,043
282	NTT DoCoMo, Inc.	457,172

		1,255,215

	Norway—4.5%
	Chemicals—2.2%
63,200	Yara International ASA	3,004,936

	Commercial Banks—2.3%
247,600	DnB NOR ASA	3,031,042

	Singapore—1.0%
	Airlines—0.9%
99,000	Singapore Airlines Ltd.	1,153,978

	Transportation Infrastructure—0.1%
72,270	SATS Ltd.	156,838

	Spain—6.9%
	Commercial Banks—1.9%
260,361	Banco Santander S.A.	2,489,058

	Construction & Engineering—0.3%
9,343	ACS Actividades Construcciones y Servicios S.A.	411,388

AGIC International & Premium Strategy Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Value*

	Diversified Telecommunication Services—3.5%
218,195	Telefonica S.A.	$4,647,148

	Electric Utilities—0.8%
162,409	Iberdrola S.A.	1,115,456

	Insurance—0.4%
226,669	Mapfre S.A.	575,820

	Sweden—2.1%
	Commercial Banks—0.7%
95,400	Nordea Bank AB	952,061

	Personal Products—0.8%
20,850	Oriflame Cosmetics S.A.	1,086,918

	Tobacco—0.6%
29,145	Swedish Match AB	814,084

	Switzerland—8.1%
	Chemicals—0.8%
3,892	Syngenta AG	1,087,760

	Electrical Equipment—1.5%
101,818	ABB Ltd. (b)	1,984,847

	Food Products—0.7%
16,827	Nestle S.A.	920,576

	Insurance—2.8%
16,732	Zurich Financial Services AG	3,748,787

	Pharmaceuticals—1.3%
12,695	Roche Holdings AG	1,753,057

	Textiles, Apparel & Luxury Goods—1.0%
3,280	Swatch Group AG	1,325,856

	United Kingdom—26.9%
	Aerospace & Defense—0.2%
56,269	BAE Systems PLC	289,847

	Beverages—1.8%
130,071	Diageo PLC	2,325,144

	Capital Markets—0.3%
53,500	ICAP PLC	396,183

	Commercial Banks—2.1%
98,123	Barclays PLC	394,714
133,443	Royal Bank of Scotland Group PLC (b)	78,330
88,325	Standard Chartered PLC	2,382,200

		2,855,244

AGIC International & Premium Strategy Fund Schedule of Investments
November 30, 2010 (unaudited)

Shares		Value*

	Food & Staples Retailing—1.5%
462,495	WM Morrison Supermarkets PLC	$1,961,340

	Food Products—2.8%
135,323	Unilever PLC	3,751,263

	Industrial Conglomerates—0.1%
17,062	Cookson Group PLC (b)	143,166

	Insurance—1.6%
760,522	Old Mutual PLC	1,403,233
227,246	Standard Life PLC	712,708

		2,115,941

	Machinery—0.7%
84,128	Charter International PLC	896,536

	Metals & Mining—3.9%
32,097	Anglo American PLC	1,409,394
67,080	BHP Billiton PLC	2,386,512
22,080	Rio Tinto PLC	1,409,394

		5,205,300

	Oil, Gas & Consumable Fuels—5.6%
302,677	BP PLC	2,022,835
	Royal Dutch Shell PLC,
76,148	Class A	2,297,764
104,798	Class B	3,118,737

		7,439,336

	Pharmaceuticals—0.4%
25,592	GlaxoSmithKline PLC	485,329

	Road & Rail—0.8%
331,510	Stagecoach Group PLC	1,018,584

	Tobacco—2.2%
59,293	British American Tobacco PLC	2,155,204
27,934	Imperial Tobacco Group PLC	821,235

		2,976,439

	Wireless Telecommunication Services—2.9%
1,536,950	Vodafone Group PLC	3,839,225

	Total Common Stock (cost—$214,681,488)	130,800,963

AGIC International & Premium Strategy Fund Schedule of Investments
November 30, 2010 (unaudited)

Principal
Amount
(000s)		Value*

Repurchase Agreement—1.0%
$1,346	State Street Bank & Trust Co.,
	dated 11/30/10, 0.01%, due
	12/1/10, proceeds $1,346,000;
	collateralized by Freddie Mac,
	6.75%, due 3/15/31, valued at
	$1,376,594 including accrued
	interest (cost—$1,346,000)	$1,346,000

	Total Investments (cost—$216,027,488) (a)—99.4%	132,146,963
	Other assets less liabilities—0.6%	785,337

	Net Assets—100%	$132,932,300

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

(a)	Securities with an aggregate value of $130,389,575, representing 98.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Other Investments:

(1)	Transactions in options written for the nine months ended November 30, 2010:

	Contracts	Premiums

Options outstanding, February 28, 2010	239,390	$333,292
Options written	597,185	1,422,470
Options terminated in closing transactions	(96,130)	(1,069,743)
Options expired	(740,445)	(686,019)

Options outstanding, November 30, 2010	—	—

At November 30, 2010, the cost basis of portfolio securities of $216,261,562 is substantially the same for both federal income tax purposes and financial reporting purposes. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $64,332; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $84,178,931; and net unrealized depreciation for federal income tax purposes is $84,114,599.

The difference between book and tax appreciation is primary attributable to wash sales.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

●	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
●

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

●	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at November 30, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	11/30/10

Investments in Securities - Assets
Common Stock:
Spain	$411,388	$8,827,482	—	$9,238,870
All Other	—	121,562,093	—	121,562,093
Repurchase Agreement	—	1,346,000	—	1,346,000

Total Investments	$411,388	$131,735,575	—	$132,146,963

There were no significant transfers between Levels 1 and 2 during the nine months ended November 30, 2010.

Item 2.	Controls and Procedures

(a)

The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC International & Premium Strategy Fund

By:	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: January 18, 2011

By:	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: January 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date: January 18, 2011

By:	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: January 18, 2011